August 15, 2016

Via EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attention: Era Anagnosti, Esq.

Re:	Bankwell Financial Group, Inc. Registration Statement on Form S-4 Filed with the SEC on June 17, 2016 Response Date: August 12, 2016 CIK No. 0001505732

Ladies and Gentlemen:

Submitted herewith for filing on behalf of our client, Bankwell Financial Group, Inc. (the “Company”), is Pre-effective Amendment No. 1 to the S-4 (the “Amendment”) filed with the Securities and Exchange Commission (the “Commission”) on June 17, 2016. (the “Registration Statement”).

This Amendment is being filed after responding to comments contained in the letters dated July 7 and July 20, 2016 from Era Anagnosti, Legal Branch Chief of the Commission to Ernest J. Verrico, Sr., Executive Vice President and Chief Financial Officer of Bankwell Financial Group, Inc. (the “Company”). Based on conversations with your office, we understand that all comments therein have been satisfied.

In accordance with Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended, and in connection with the offering described in the Prospectus contained in the above-captioned Registration Statement, the Company hereby requests that the above-captioned Registration Statement be declared effective at 11:00 a.m. Eastern Standard Time on Friday, August 19, 2016 or as soon thereafter as practicable.

Securities and Exchange Commission

August 15, 2016

In making the foregoing request, we hereby acknowledge on behalf of the Company that:

  should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Company represents that it will comply with such provisions of the Securities Act of 1933 and the Securities Exchange Act of 1934 as may apply to it for this offering.

Please contact the undersigned (860-331-2626) or Mr. Verrico at (203) 652-6300, with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ William W. Bouton III

CC: Ernest J. Verrico, Sr.